Fees Summary	Oct. 31, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 588,807,360.00
Previously Paid Amount	13,810.00
Total Fee Amount	81,314.30
Total Offset Amount	0.00
Net Fee	$ 67,504.30